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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number:____________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Absolute Return Investors, LLC*
Address: John Hancock Tower
         200 Clarendon Street
         Boston, Massachusetts 02116

Form 13F File Number: 28-12300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jonathan Goodman
Title:   Managing member of Absolute Return Investors, LLC
Phone:   (617) 516-2000

Signature, Place, and Date of Signing:

/s/  Jonathan Goodman      Boston, MA                  2/14/2012
_______________________    ________________________    _______________________
[Signature]                [City, State]               [Date]

* The report on Form 13F for the period ended December 31, 2011 for Absolute Return Investors, LLC, is being filed by Absolute Return Capital, LLC. Jonathan Goodman is the managing member of Absolute Return Capital, LLC, and is also the managing member of Absolute Return Investors, LLC.

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

List of Other Managers Reporting for this Manager:

    Form 13F File Number  Name
    28-14549              Absolute Return Capital, LLC